Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income from operations [Abstract]
Revenue		€ 18,121	[1]	€ 17,780	€ 17,422
Raw materials and consumables used		4,826		4,918	5,030
Employee benefits expense		5,827		5,824	5,298
Depreciation and amortisation expense	[2]	1,089		1,025	976
Transportation expense		605		602	545
Advertising expense		937		939	915
Lease expenses, net	[3]	225		227	223
Other operational costs	[4]	2,948		2,804	2,963
Other gains (losses)		55		76	(6)
Income from operations		€ 1,719		€ 1,517	€ 1,464

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Lease expense includes EUR 32 million (2017: EUR 38 million, 2016: EUR 30 million) of other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor
[4]	Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 81 million government grants recognized in 2018 (2017: EUR 90 million, 2016: EUR 79 million). The grants mainly relate to research and development activities and business development.